Other Long-Term Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Long-Term Liabilities [Abstract]
Unrecognized tax benefits (See Note 14)	$ 4,702	$ 5,074
Product liability (see Note 19)	9,784	18,639
Derivative Liability, Fair Value, Gross Liability	112,000	55,000
Trademark License Deferred Revenue	4,210	4,731
Contingent Consideration, noncurrent	2,882	540
Other	1,488	928
Other liabilities	$ 135,066	$ 84,912